[LOGO OF EATON VANCE MUTUAL FUNDS APPEARS HERE]

                                     [PHOTOGRAPH OF EDUCATION SIGN APPEARS HERE]
       Investing

       for the

       21st

       Century(R)



Semiannual Report June 30, 1998


                                 EATON VANCE

                                MUNICIPAL BOND

                                     FUND


[PHOTOGRAPH OF HIGHWAY APPEARS HERE]





                                   Eaton Vance
                      Global Management-Global Distribution

[PHOTOGRAPH OF BROOKLYN BRIDGE APPEARS HERE]

Eaton Vance Municipal Bond Fund as of June 30, 1998

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTOGRAPH OF THOMAS J. FETTER APPEARS HERE]
Thomas J. Fetter,
Portfolio Manager

Investment Environment
--------------------------------------------------------------------------------

The Economy

 . In the first half of 1998, the U.S. economy continued to benefit from a confluence of favorable trends, including robust growth, historically low unemployment, and tame inflation.

 . Gross domestic product increased by a stronger-than-expected 5.4% in the first quarter, before slowing to a 1.4% pace in the second quarter. On the inflation front, the Consumer Price Index rose only 1.6% in the year ending June, 1998.

 . The municipal market underperformed the taxable bond market during the six-month period. The Lehman Brothers Municipal Bond Index/1/ had a return of 2.7%, trailing the 4.2% return for the Lehman Government Bond Index./1/

The Fund
--------------------------------------------------------------------------------

  Management Discussion

 . The Fund's largest sector weighting remained escrowed bonds. Because escrowed bonds have been pre-refunded by their issuers and are backed by Treasury bond payments, they are of the very highest quality.

 . Long-term care facilities continued to offer good opportunities for municipal investors. The depth of Eaton Vance's municipal research department has provided a major advantage in pursuing the non-rated segment of the market.

 . The Fund's average maturity remained at the longer-end of its range to take advantage of attractive yields. We continued to focus on improving the Fund's call protection.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

  Performance for the Past Six Months

 . The Fund's Class A shares had a total return of 2.3% during the period from inception on January 7, 1998 through June 30, 1998. This return was the result of an increase in NAV to $10.01 per share from $10.00 per share and the reinvestment of $0.22 in dividends./2/

 . The Fund's Class B shares had a total return of 0.9% during the period from inception on January 14, 1998 through June 30, 1998. This return was the result of a decline in NAV to $9.91 per share from $10.00 per share and the reinvestment of $0.182 in dividends./2/

 . During the six months ended June 30, 1998, the Fund's Class I shares had a total return of 3.3%. This return resulted from an increase in net asset value
  (NAV) to $10.90 per share on June 30, 1998 from $10.84 on December 31, 1997 and the reinvestment of $0.289 in dividends.

 . The risk-adjusted performance of the Fund's I shares through June 30 earned a Five-Star Overall Rating among municipal bond funds covered by Morningstar, Inc./3/ - a nationally-recognized monitor of mutual fund performance.

Your Investment at Work
--------------------------------------------------------------------------------

  Port of Camas-Washougal WA
  Public Industrial Corp.
  James River Project

 . These bonds refunded an earlier issue that financed for the construction of a pollution control facility in Camas-Washougal.

 . Fort James (formerly James River Corp.) is a major paper manufacturer, active in a number of paper grades, and is a large employer in the Port Camas area. This project was well-received by environmentalists and investors alike because it addresses the important issue of pollution.

 . This investment was the result of solid, in-depth research, long a hallmark at Eaton Vance. Rated BBB- by S&P and non-rated by Moody's, this bond has an attractive 6.70% coupon and generates excellent income for the Portfolio.

--------------------------------------------------------------------------------

Fund Information
as of June 30, 1998

Performance/4/                   Class A      Class B     Class I
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                           N.A.         N.A.       12.3%
Five Years                         N.A.         N.A.        7.2
Ten Years                          N.A.         N.A.        9.1
Life of Fund+                      2.3          0.9         7.9

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                           N.A.         N.A.       12.3%
Five Years                         N.A.         N.A.        7.2
Ten Years                          N.A.         N.A.        9.1
Life of Fund+                     -2.6         -4.0         7.9
+Inception Dates - Class A: 1/7/98; Class B: 1/14/98; Class I:3/16/78


5 Largest Sectors/5/
--------------------------------------------------------------------------------
By total investments

[BAR GRAPH APPEARS HERE]

Escrowed/Prerefunded              23.8%
Insured Hospitals*                 9.0%
Transportation                     9.0%
IDB/Pollution Control              6.7%
Nursing Homes                      6.7%

/1/It is not possible to invest directly in an Index. /2/These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for the Fund's Class B shares. /3/Morningstar proprietary ratings reflect historical risk-adjusted performance through 6/30/98 and are subject to change every month. Funds are assigned ratings from 1 star (lowest) to 5 stars (highest). Morningstar ratings are calculated from the Fund's 3-, 5-, and 10-year average annual returns (with fee adjustment) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill returns. The top 10% of the funds in a category receive 5 stars. The Fund's Class I shares were rated 5 stars for the 3-year period (1549 funds), for the 5-year period (860 funds), and for the 10-year period (349 funds). Ratings are for Class I shares only. /4/Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. /5/As of 6/30/98; may not be representative of the Portfolio's current or future investments. The 5 largest sector weightings accounted for 55.2% of the Portfolio's investments. *Private insurance does not remove the interest rate risks that are associated with this investment.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Municipal Bond Fund as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited) Principal
-------------------
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                           Value
--------------------------------------------------------------------------------

Assisted Living -- 2.1%
--------------------------------------------------------------------------------
NR        NR        $ 1,000     Bell County, TX, Health
                                Facilities, (Care Institute,
                                Inc., Texas), 9.00%, 11/1/24       $  1,167,990
--------------------------------------------------------------------------------
NR        NR          1,000     St. Paul, MN, Housing and
                                Redevelopment, (Care Institute,
                                Inc.-Highland), 8.75%, 11/1/24        1,178,600
--------------------------------------------------------------------------------
                                                                   $  2,346,590
--------------------------------------------------------------------------------

Colleges and Universities -- 4.5%
--------------------------------------------------------------------------------
A3        A-        $ 3,250     New York State Dormitory
                                Authority, (State University),
                                5.125%, 5/15/21(1)                 $  3,198,195
A3        A-          1,500     New York State Dormitory
                                Authority, (State University),
                                7.50%, 5/15/11                        1,831,065
--------------------------------------------------------------------------------
                                                                   $  5,029,260
--------------------------------------------------------------------------------

Electric Utilities -- 3.8%
--------------------------------------------------------------------------------
Aa2       AA        $ 1,000     Colorado Springs, CO, Utility
                                System, 6.75%, 11/15/21            $  1,089,670
NR        NR          1,500     Long Island, NY, Power
                                Authority, 7.00%, 12/1/29(2)(3)       1,541,250
Baa2      BBB+        1,500     Massachusetts Municipal
                                Wholesale Electric Co.,
                                6.75%, 7/1/11                         1,621,335
--------------------------------------------------------------------------------
                                                                   $  4,252,255
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 23.8%
--------------------------------------------------------------------------------
Aaa       NR        $ 2,500     Boston City Hospital, MA,
                                FHA Insured, Prerefunded
                                to 8/15/00, 7.625%, 2/15/21        $  2,725,750
Aaa       NR         14,000     Dawson Ridge, Metropolitan
                                District #1, CO, Escrowed to
                                Maturity, 0.00%, 10/1/22              3,650,500
Aaa       NR            940     Greene County, OH, IDA,
                                (Fairview Extended Care),
                                Prerefunded to 1/1/01,
                                10.125%, 1/1/11                       1,098,945
Aaa       NR          1,500     Indiana Transportation
                                Finance Authority, Prerefunded
                                to 11/1/02, 6.25%, 11/1/16            1,649,145
NR        NR          1,000     Maricopa County, AZ, IDA,
                                Place Five and The
                                Greenery Projects,
                                Escrowed to Maturity,
                                8.625%, 1/1/11                        1,315,830
Aaa       NR        $ 5,500     Massachusetts Turnpike
                                Authority, Escrowed to
                                Maturity, 5.00%, 1/1/20               5,516,114
Aaa       AAA           655     New Hampshire Higher
                                Educational and Health
                                Facilities, (Riverwoods
                                at Exeter), Prerefunded
                                to 3/1/03, 9.00%, 3/1/23                804,589
Aaa       AAA         1,000     New Jersey EDA, (Keswick
                                Pines Project), Prerefunded
                                to 1/1/04, 8.75%, 1/1/24              1,228,500
Aaa       AAA         1,550     New York State Medical Care
                                Facilities Finance Agency,
                                (Brookdale Medical Center),
                                Prerefunded to 2/15/05,
                                6.85%, 2/15/17(1)                     1,803,642
Aaa       AAA           420     New York State Medical
                                Care Facilities Finance
                                Agency, Prerefunded to
                                8/15/00, 7.875%, 8/15/20(1)             461,622
Aaa       AAA           665     North Carolina Eastern
                                Municipal Power, Escrowed
                                to Maturity, 6.50%, 1/1/18              794,389
Aaa       AAA         2,500     San Joaquin Hills Transportation
                                Corridor Agency, CA, Toll Road
                                Bonds, Escrowed to Maturity,
                                0.00%, 1/1/14                         1,164,375
Aaa       AAA        10,000     San Joaquin Hills
                                Transportation Corridor
                                Agency, CA, Toll Road
                                Bonds, Escrowed to
                                Maturity, 0.00%, 1/1/25               2,612,100
Aaa       NR          6,000     Savannah, GA, EDA,
                                Escrowed to Maturity,
                                0.00%, 12/1/21                        1,683,840
--------------------------------------------------------------------------------
                                                                   $ 26,509,341
--------------------------------------------------------------------------------

Hospitals -- 6.1%
--------------------------------------------------------------------------------
Aa3       AA        $ 1,500     Greenville, SC, Hospital
                                System, 5.25%, 5/1/23              $  1,503,885
NR        BBB         2,000     Louisiana PFA, General
                                Health Systems Project,
                                6.80%, 11/1/16                        2,222,140
A3        A-            405     New York State Medical
                                Care Facilities Finance
                                Agency, Mental Health
                                Services, 7.875%, 8/15/20(1)            443,868
NR        AA+         2,500     Rochester, MN, Health
                                Care Facilities Revenue,
                                (Mayo Foundation), 5.50%,
                                11/15/27                              2,582,475
--------------------------------------------------------------------------------
                                                                   $  6,752,368
--------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Municipal Bond Fund as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                           Value
--------------------------------------------------------------------------------

Housing -- 5.8%
--------------------------------------------------------------------------------
NR        AA        $   430     Arkansas Development
                                Finance Authority, SFMR,
                                8.00%, 8/15/11/(1)/                $    460,779
Aa2       NR            605     Colorado HFA, Single
                                Family Access Program,
                                7.90%, 12/1/24                          677,074
NR        NR          1,000     Florence, KY, Housing
                                Facilities, (Blue Grass
                                Housing), 7.625%, 5/1/27              1,099,100
NR        NR          1,280     Lake Creek, CO,
                                Affordable Housing Corp.,
                                8.00%, 12/1/23                        1,350,298
NR        NR          1,000     Maricopa County, AZ, IDA,
                                Multifamily, (National
                                Health Facilities II
                                Project), 6.375%, 1/1/19                998,300
Aa2       AA            160     North Carolina Single
                                Family Mortgage Revenue,
                                8.125%, 9/1/19                          163,550
NR        A           1,650     Travis County, TX, HFC
                                Multifamily, (Travis
                                Station Apartments),
                                6.75%, 4/1/19/(1)/                    1,748,687
--------------------------------------------------------------------------------
                                                                   $  6,497,788
--------------------------------------------------------------------------------

Industrial Development Revenue /
Pollution Control Revenue -- 6.7%
--------------------------------------------------------------------------------
B2        B         $ 1,000     Apache County, AZ, IDA,
                                (Tuscon Electric Power
                                Co.), 5.85%, 3/1/28                $  1,010,290
NR        NR            775     Florence County, SC,
                                (Stone Container Co.),
                                7.375%, 2/1/07                          836,496
NR        NR          1,000     Iowa Finance Authority,
                                Commercial Development
                                Revenue, (Southbridge
                                Mall), 6.375%, 12/1/13                1,014,660
NR        NR          1,750     New Jersey EDA, (Holt
                                Hauling), 7.75%, 3/1/27               1,976,975
NR        BBB-        2,450     Port Camas-Washougan, WA,
                                (James River Project),
                                6.70%, 4/1/23                         2,624,318
--------------------------------------------------------------------------------
                                                                   $  7,462,739
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 1.7%
--------------------------------------------------------------------------------
Aaa       AAA       $ 1,000     Cleveland, OH, Public
                                Power System Revenue,
                                (MBIA), 5.00%, 11/15/20            $    982,110
Aaa       AAA       $   800     Puerto Rico Electric
                                Power Authority,
                                "STRIPES", (FSA),
                                Variable Rate, 7/1/03/(2)/         $    909,000
--------------------------------------------------------------------------------
                                                                   $  1,891,110
--------------------------------------------------------------------------------

Insured-Hospitals -- 9.0%
--------------------------------------------------------------------------------
Aaa       AAA       $ 1,000     Fredericksburg, VA, IDA,
                                Hospital Facility,
                                (FGIC), "INFLOS",
                                Variable Rate, 8/15/23/(2)/        $  1,185,000
Aaa       AAA         1,000     Illinois HFA,
                                (Rush-Presbyterian - St.
                                Lukes Medical Center),
                                (MBIA), "INFLOS",
                                Variable Rate, 10/1/24/(2)/           1,183,750
Aaa       NR          1,000     Kalamazoo, MI, HFA,
                                (MBIA), 5.50%, 5/15/28                1,027,610
Aaa       AAA         1,000     King County, WA, Public
                                Hospital District No. 1,
                                (AMBAC), 6.00%, 9/1/20                1,043,170
Aaa       AAA         1,250     Mahoning County, OH,
                                Hospital Facilities
                                Revenue, (Forum Health),
                                (MBIA), 5.00%, 11/15/17               1,229,363
Aaa       NR          2,000     Medina County, OH,
                                Hospital Revenue, (Medina
                                Hospital), (AMBAC),
                                5.00%, 2/1/16                         1,961,000
Aaa       AAA         1,000     Rhode Island HEFA, (Rhode
                                Island Hospital), (FGIC),
                                "INFLOS", Variable Rate,
                                8/15/21/(2)/                          1,200,000
Aaa       AAA         1,000     Salt Lake City, UT, (IHC
                                Hospitals Inc.),
                                "INFLOS", (AMBAC),
                                Variable Rate, 5/15/20/(2)/           1,181,250
--------------------------------------------------------------------------------
                                                                   $ 10,011,143
--------------------------------------------------------------------------------

Insured-Housing -- 2.0%
--------------------------------------------------------------------------------
Aaa       AAA       $ 1,000     SCA MFMR Receipts,
                                Burnsville, MN, (FSA),
                                7.10%, 1/1/30                      $  1,094,090
Aaa       AAA         1,000     SCA MFMR Receipts,
                                Springfield, MO, (FSA),
                                7.10%, 1/1/30                         1,094,090
--------------------------------------------------------------------------------
                                                                   $  2,188,180
--------------------------------------------------------------------------------

Insured-Special Tax Revenue -- 1.4%
--------------------------------------------------------------------------------
Aaa       AAA       $ 1,500     Tampa, FL, Sports Authority,
                                (MBIA), 5.25%, 1/1/17              $  1,522,380
--------------------------------------------------------------------------------
                                                                   $  1,522,380
--------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Municipal Bond Fund  as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                           Value
--------------------------------------------------------------------------------

Insured-Transportation -- 2.8%
--------------------------------------------------------------------------------
Aaa       AAA       $ 2,000     Columbus Municipal
                                Airport Authority, OH,
                                (AMBAC), 5.00%, 1/1/28             $  1,953,260
Aaa       AAA         1,000     Triborough Bridge and
                                Tunnel Authority of New
                                York, "RITES", (AMBAC),
                                Variable Rate, 1/1/12/(2)(4)/         1,151,250
--------------------------------------------------------------------------------
                                                                   $  3,104,510
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 1.8%
--------------------------------------------------------------------------------
Aaa       AAA       $ 2,000     Pittsburgh, PA, Water and
                                Sewer Authority, (FSA),
                                5.00%, 9/1/19                      $  1,965,260
--------------------------------------------------------------------------------
                                                                   $  1,965,260
--------------------------------------------------------------------------------

Lease Revenue /
Certificates of Participation -- 1.9%
--------------------------------------------------------------------------------
NR        NR        $ 1,000     Hardeman County, TN,
                                (Correctional Facilities
                                Corp.), 7.75%, 8/1/17              $  1,129,200
A1        NR          1,000     Kenton County, KY,
                                (Public Properties
                                Corp.), 5.00%, 3/1/29                   965,720
--------------------------------------------------------------------------------
                                                                   $  2,094,920
--------------------------------------------------------------------------------

Life Care -- 2.8%
--------------------------------------------------------------------------------
Aaa       AAA       $ 1,060     Loudoun County, VA, IDA,
                                (Falcons Landing), 8.75%,
                                11/1/24                            $  1,347,811
NR        NR            600     Tax Revenue Exempt
                                Securities Trust,
                                Community Health
                                Provider, (Pooled Loan
                                Program Various States
                                Trust Certificates),
                                6.00%, 12/1/36                          612,372
NR        NR          1,000     Vermont IDA, (Wake Robin
                                Corp.), 8.75%, 4/1/23                 1,133,620
--------------------------------------------------------------------------------
                                                                   $  3,093,803
--------------------------------------------------------------------------------

Miscellaneous -- 3.6%
--------------------------------------------------------------------------------
NR        BB-       $ 1,000     New Hampshire State
                                Business Finance
                                Authority, 7.75%, 1/1/22           $  1,163,420
NR        NR        $ 1,500     New Jersey Sports and
                                Exposition Authority,
                                (Monmouth Park), 8.00%,
                                1/1/25                             $  1,714,035
NR        NR          1,000     Santa Fe, NM, Crow Hobbs
                                Project, 8.50%, 9/1/16                1,121,550
--------------------------------------------------------------------------------
                                                                   $  3,999,005
--------------------------------------------------------------------------------

Nursing Homes -- 6.7%
--------------------------------------------------------------------------------
NR        NR        $ 1,440     Bell County, TX,
                                (Riverside Healthcare,
                                Inc. - Normandy Terrace),
                                9.00%, 4/1/23                      $  1,755,115
NR        NR            990     Clovis, NM, IDR,
                                (Retirement Ranches,
                                Inc.), 7.75%, 4/1/19                  1,094,257
NR        NR            395     Covington-Allegheny
                                County, VA, IDA, (Beverly
                                Enterprises), 9.375%,
                                9/1/01/(1)/                             422,721
NR        NR          1,100     Massachusetts IFA, (Age
                                Institute of Massachusetts),
                                8.05%, 11/1/25                        1,243,275
NR        NR          1,265     Montgomery, PA, IDA,
                                (Advancement of Geriatric
                                Health Care Institute),
                                8.375%, 7/1/23                        1,372,373
NR        NR            360     Okaloosa County, FL,
                                (Beverly Enterprises),
                                10.75%, 10/1/03                         372,164
NR        NR            680     Tarrant County Health
                                Facilities, TX, 10.25%,
                                9/1/19                                  721,983
NR        NR            469     Wisconsin Health Facility
                                Authority, (Villa
                                Clement), 8.75%, 6/1/12                 470,285
--------------------------------------------------------------------------------
                                                                   $  7,452,173
--------------------------------------------------------------------------------

Special Tax Revenue -- 2.4%
--------------------------------------------------------------------------------
Aa3       AA-       $ 2,500     Michigan State Trunk Line,
                                5.50%, 11/1/18/(3)/                $  2,664,850
--------------------------------------------------------------------------------
                                                                   $  2,664,850
--------------------------------------------------------------------------------

Transportation -- 9.0%
--------------------------------------------------------------------------------
A1        A         $   758     Indiana Transportation
                                Finance Authority, 6.25%,
                                11/1/16                            $    821,702
Baa1      BBB+        2,640     Metropolitan Transportation
                                Authority, NY, Commuter
                                Facilities Revenue,
                                5.50%, 7/1/17                         2,705,314
Aa3       A+          2,000     New Jersey Turnpike
                                Authority, 5.00%, 6/15/17             1,977,020


                       See notes to financial statements

Eaton Vance Municipal Bond Fund as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                           Value
--------------------------------------------------------------------------------

Transportation (continued)
--------------------------------------------------------------------------------
Baa1      A         $ 2,000     Puerto Rico Highway and
                                Transportation Authority,
                                4.75%, 7/1/38                      $  1,885,920
Baa1      A           2,500     Puerto Rico Highway and
                                Transportation Authority,
                                5.50%, 7/1/36                         2,639,600
--------------------------------------------------------------------------------
                                                                   $ 10,029,556
--------------------------------------------------------------------------------

Water and Sewer -- 2.1%
--------------------------------------------------------------------------------
A1        A+        $ 2,375     Richmond, VA, Public
                                Utility Revenue, 0.00%,
                                1/15/28                            $  2,339,399
--------------------------------------------------------------------------------
                                                                   $  2,339,399
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $99,691,043)                                  $111,206,630
--------------------------------------------------------------------------------

At June 30, 1998, the concentration of the Fund's investments in the various states, determined as a percentage of total investments, is as follows:

New York                                                    12%
Massachusetts                                               10%
Others, representing less                                   78%
    than 10% individually

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 1998, 18.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty insurance agencies. The aggregate percentage by financial institution range from 2.1% to 6.6% of total investments.

(1) Security has been segregated to cover when-issued securities.

(2) Security has been issued as an inverse floater bond.

(3) When-issued security.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. It is the Portfolio's intention to hold the security until maturity. At June 30, 1998, the value of these securities amounted to $1,151,250 or 1.0% of the Portfolio's net assets.



                       See notes to financial statements

Eaton Vance Municipal Bond Fund  as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of June 30, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value (identified cost, $99,691,043)              $111,206,630
Cash                                                                 3,018,495
Receivable for investments sold                                      3,060,718
Receivable for Fund shares sold                                        205,139
Interest receivable                                                  1,792,551
--------------------------------------------------------------------------------
Total assets                                                      $119,283,533
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                 $  1,824,249
Payable for when-issued securities                                   4,190,773
Payable for Fund shares redeemed                                        73,978
Distributions payable                                                  253,839
Payable to affiliate for Trustees' fees                                  4,162
Other accrued expenses                                                  35,014
--------------------------------------------------------------------------------
Total liabilities                                                 $  6,382,015
--------------------------------------------------------------------------------
Net Assets                                                        $112,901,518
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                   $ 90,824,846
Accumulated undistributed net realized gain (computed
  on the basis of identified cost)                                  10,757,677
Accumulated distributions in excess of net investment income          (196,592)
Net unrealized appreciation (computed on the basis of
  identified cost)                                                  11,515,587
--------------------------------------------------------------------------------
Total                                                             $112,901,518
--------------------------------------------------------------------------------

Class A Shares
--------------------------------------------------------------------------------
Net Assets                                                        $ 11,404,533
Shares Outstanding                                                   1,139,844
Net Asset Value and Redemption Price Per Share
    (net assets / shares of beneficial interest outstanding)      $      10.01
Maximum Offering Price Per Share
    (100 / 95.25 of $10.01)                                       $      10.51
--------------------------------------------------------------------------------

Class B Shares
--------------------------------------------------------------------------------
Net Assets                                                        $  3,364,526
Shares Outstanding                                                     339,362
Net Asset Value, Offering Price and Redemption Price Per Share
    (net assets / shares of beneficial interest outstanding)      $       9.91
--------------------------------------------------------------------------------

Class I Shares
--------------------------------------------------------------------------------
Net Assets                                                        $ 98,132,459
Shares Outstanding                                                   9,000,410
Net Asset Value, Offering Price and Redemption Price Per Share
    (net assets / shares of beneficial interest outstanding)      $      10.90
--------------------------------------------------------------------------------
On sales of $25,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
June 30, 1998
Investment Income
--------------------------------------------------------------------------------
Interest                                                          $  3,098,753
--------------------------------------------------------------------------------
Total investment income                                           $  3,098,753
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                            $    247,551
Transfer agent and dividend disbursing agent fees                       32,463
Trustees fees and expenses                                               6,230
Distribution fees
    Class B                                                              5,158
Custodian fee                                                           35,254
Registration fees                                                       20,584
Printing and postage                                                    11,868
Legal and accounting services                                            3,586
Miscellaneous                                                           14,052
--------------------------------------------------------------------------------
Total expenses                                                    $    376,746
--------------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee                                    $     19,524
--------------------------------------------------------------------------------
Total expense reductions                                          $     19,524
--------------------------------------------------------------------------------


Net expenses                                                      $    357,222
--------------------------------------------------------------------------------


Net investment income                                             $  2,741,531
--------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)               $    872,406
    Financial futures contracts                                         66,712
--------------------------------------------------------------------------------
Net realized gain                                                 $    939,118
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                           $   (435,359)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)              $   (435,359)
--------------------------------------------------------------------------------


Net realized and unrealized gain                                  $    503,759
--------------------------------------------------------------------------------


Net increase in net assets from operations                        $  3,245,290
--------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Municipal Bond Fund as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                          Six Months Ended
Increase (Decrease)                       June 30, 1998       Year Ended
in Net Assets                             (Unaudited)         December 31, 1997
--------------------------------------------------------------------------------
From operations --
    Net investment income                    $   2,741,531         $  5,084,860
    Net realized gain                              939,118            2,037,037
    Net change in unrealized
        appreciation (depreciation)               (435,359)           4,742,435
--------------------------------------------------------------------------------
Net increase in net assets from operations   $   3,245,290         $ 11,864,332
--------------------------------------------------------------------------------
Distributions to shareholders --
    From net investment income
        Class A                              $    (182,163)        $         --
        Class B                                    (30,573)                  --
        Class I                                 (2,521,665)          (5,084,860)
    In excess of net investment
        income
        Class B                                       (234)                  --
        Class I                                         --             (125,335)
--------------------------------------------------------------------------------
Total distributions to shareholders          $  (2,734,635)        $ (5,210,195)
--------------------------------------------------------------------------------
Transactions in shares of beneficial
    interest --
    Proceeds from sales of shares
        Class A                              $  11,367,987         $         --
        Class B                                  3,353,568                   --
        Class I                                 11,285,733            8,318,871
    Net asset value of shares issued to
        shareholders in payment of
        distributions declared
        Class A                                     78,577                   --
        Class B                                     14,363                   --
        Class I                                  1,265,203            2,708,543
    Cost of shares redeemed
        Class A                                    (18,217)                  --
        Class B                                     (5,080)                  --
        Class I                                 (7,326,654)         (13,489,827)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    Fund share transactions                  $  20,015,480         $ (2,462,413)
--------------------------------------------------------------------------------

Net increase in net assets                   $  20,526,135         $  4,191,724
--------------------------------------------------------------------------------

                                           Six Months Ended         Year Ended
                                            June 30, 1998           December 31,
 Net assets                                    (Unaudited)             1997
--------------------------------------------------------------------------------

At beginning of period                       $  92,375,383         $ 88,183,659
--------------------------------------------------------------------------------
At end of period                             $ 112,901,518         $ 92,375,383
--------------------------------------------------------------------------------


Accumulated
distributions in excess
of net investment income
included in net assets
--------------------------------------------------------------------------------
At end of period                             $    (196,592)        $   (203,488)
--------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Municipal Bond Fund  as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights


                                                             Six Months Ended                  Year Ended December 31,
                                                               June 30, 1998         -----------------------------------------------
                                                              (Unaudited)             1997      1996      1995     1994     1993
                                                      ----------------------------   -----------------------------------------------
                                                      Class A*  Class B**  Class I   Class I   Class I   Class I  Class I  Class I
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $10.000   $10.000   $ 10.840   $10.070   $10.210   $9.260   $10.630  $  9.950
------------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 $ 0.257   $ 0.208   $  0.287   $ 0.584   $ 0.605   $ 0.604  $ 0.611  $  0.614
Net realized and unrealized gain (loss)                 0.011    (0.089)     0.062     0.785    (0.143)    0.962   (1.369)    0.692
------------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                   $ 0.268   $ 0.119   $  0.349   $ 1.369   $ 0.462   $ 1.566  $(0.758) $  1.306
------------------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                            $(0.258)  $(0.208)  $ (0.289)  $(0.584)  $(0.594)  $(0.604) $(0.611) $ (0.619)
In excess of net investment income                         --    (0.001)        --    (0.015)   (0.008)   (0.012)  (0.001)   (0.007)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                   $(0.258)  $(0.209)  $ (0.289)  $(0.599)  $(0.602)  $(0.616) $(0.612) $ (0.626)
------------------------------------------------------------------------------------------------------------------------------------


Net asset value -- End of period                      $10.010   $ 9.910   $ 10.900   $10.840   $10.070   $10.210  $ 9.260  $ 10.630
------------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                        2.32%     0.93%      3.25%    14.13%     4.78%    17.40%   (7.27)%   13.52%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)             $11,405   $ 3,365   $ 98,132   $92,375   $88,184   $96,410  $90,802  $114,425
Ratios (As a percentage of average daily net assets):
    Expenses/(2)/                                        0.67%+    1.37%+     0.73%+    0.81%     0.78%     0.76%    0.80%     0.72%
    Expenses after custodian fee reduction/(2)/          0.63%+    1.33%+     0.69%+    0.77%     0.74%       --       --        --
    Net investment income                                5.16%+    4.38%+     5.35%+    5.69%     6.12%     6.16%    6.26%     5.91%
Portfolio turnover                                         19%       19%        19%       34%       30%       58%      58%       86%
------------------------------------------------------------------------------------------------------------------------------------

+   Annualized.
* For the period from the commencement of offering of Class A shares, January 6, 1998, to June 30, 1998.
** For the period from the commencement of offering of Class B shares, January 14, 1998, to June 30, 1998.
/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
/(2)/ The expense ratios for the year ended December 31, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.


                       See notes to financial statements

Eaton Vance Municipal Bond Fund as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1   Significant Accounting Policies
  -----------------------------------------------------------------------------
    Eaton Vance Municipal Bond Fund (the Fund) (formerly the Eaton Vance Municipal Bond Fund, L.P.) is a diversified entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a series of Eaton Vance Mutual Funds Trust (the Trust). The Fund offers three classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 9). Class I shares are sold at net asset value. All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest available bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures are normally valued at the mean between the latest bid and asked prices. Investments, if any, for which there are no such valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value.

    B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes.

    C Income Taxes -- Interest income received by the Fund on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Fund's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for shareholders. No provision is made by the Fund for federal or state taxes on any taxable income of the Fund because each investor is individually responsible for the payment of any taxes on his share of such taxable income.

    D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Fund is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

    E Put Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

    F When-issued and Delayed Delivery Transactions -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities

Eaton Vance Municipal Bond Fund as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT`D


    purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

    G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

    H Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those amounts.

    I Other -- Investment transactions are accounted for on a trade date basis.

    J Interim Financial Information -- The interim financial statements relating to June 30, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders
  ------------------------------------------------------------------------------
    The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date.

    The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3   Shares of Beneficial Interest
  ------------------------------------------------------------------------------
    Transactions in shares of beneficial interest were as follows:

                                                               Six Months Ended
                                                               June 30, 1998*
    Class A                                                    (Unaudited)
  ------------------------------------------------------------------------------
    Sales                                                             1,133,799

    Issued to shareholders electing to receive payment of
        distributions in Fund shares                                      7,870

    Redemptions                                                          (1,825)
  ------------------------------------------------------------------------------

    Net increase                                                      1,139,844
  ------------------------------------------------------------------------------
  * For the period from the commencement of offering of Class A shares, January 6, 1998, to June 30, 1998.

                                                               Six Months Ended
    Class B                                                    June 30, 1998*
                                                               (Unaudited)
  ------------------------------------------------------------------------------
    Sales                                                               338,434

    Issued to shareholders electing to receive payment
        of distributions in Fund shares                                   1,448

    Redemptions                                                            (520)
  ------------------------------------------------------------------------------

    Net increase                                                        339,362
  ------------------------------------------------------------------------------
  * For the period from the commencement of offering of Class B shares, January 14, 1998, to June 30, 1998.

                                                               Six Months Ended
                                                               June 30, 1998
    Class I                                                    (Unaudited)
  ------------------------------------------------------------------------------
    Sales                                                             1,035,560

    Issued to shareholders electing to receive payment
        of distributions in Fund shares                                 116,199

    Redemptions                                                        (672,513)

    Issued to Eaton Vance Municipal Bond
        Fund, L.P. Partners                                           8,521,164
  ------------------------------------------------------------------------------

    Net increase                                                      9,000,410
  ------------------------------------------------------------------------------

Eaton Vance Municipal Bond Fund  as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT`D


    Transactions in shares of partnership interest for the year ended December 31, 1997 were as follows:


    Class I                              Year Ended December 31, 1997
  ------------------------------------------------------------------------------

                                   General Partners           Limited Partners
  ------------------------------------------------------------------------------

    Sales                                        --                    811,929

    Issued to partners electing
      to receive payment of
      distributions in shares                 8,204                    256,996

    Redemptions                                  --                 (1,310,465)

  ------------------------------------------------------------------------------
    Net increase (decrease)                   8,204                   (241,540)
  ------------------------------------------------------------------------------


4   Purchases and Sales of Investments
  ------------------------------------------------------------------------------
    The Fund invests primarily in debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales of investments, other than short-term obligations and put option transactions, aggregated $37,110,564 and $19,973,665, respectively.

5   Investment Adviser Fee and Other Transactions
    with Affiliates
  ------------------------------------------------------------------------------
    The investment adviser fee, computed at the monthly rate of 0.025% (0.300% per annum) of the average daily net assets and 3.00% of gross income (excluding net realized gains on sales of securities) up to $500 million and at reduced rates as daily net assets exceed that level, was earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. For the six months ended June 30, 1998, the fee was equivalent to 0.48% (annualized) of the Fund's average daily net assets for such period and amounted to $247,551. Except as to Trustees of the fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

    Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1998, no significant amounts have been deferred.

    Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organization.

6   Line of Credit
  ------------------------------------------------------------------------------
    The Fund participates with other portfolios and funds managed by EVM and affiliates in a $100 million unsecured line of credit with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings during the six months ended June 30, 1998.

7   Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
    The cost and unrealized appreciation/depreciation in value of the investments owned at June 30, 1998, as computed on a federal income tax basis, were as follows:

    Aggregate cost                                                 $99,691,043
  ------------------------------------------------------------------------------
    Gross unrealized appreciation                                  $11,535,010
    Gross unrealized depreciation                                      (19,423)
  ------------------------------------------------------------------------------
    Net unrealized appreciation                                    $11,515,587
  ------------------------------------------------------------------------------


8   Financial Instruments
  ------------------------------------------------------------------------------
    The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no open obligations under these financial instruments at June 30, 1998.

Eaton Vance Municipal Bond Fund as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT`D


9   Distribution Plan
  ------------------------------------------------------------------------------
    The Fund has adopted a distribution plan (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class B Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc.
    (EVD) amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the Class B shares sold, plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 10) and amounts theretofore paid to EVD. The Fund paid or accrued $5,158 for Class B shares, for the six months ended June 30, 1998, to or payable to EVD representing 0.75% (annualized) of average daily net assets for Class B shares. At June 30, 1998, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $135,000 for Class B shares.

    In addition, the Plans authorize the Fund to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year. The Trustees have initially implemented the Plans by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Class A expects to begin making service fee payments during the quarter ending March 31, 1999. Class B expects to begin accruing for service fees during the quarter ending March 31, 1999.

10  Contingent Deferred Sales Charge
  ------------------------------------------------------------------------------
    A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. No CDSC charges were received by EVD for the six months ended June 30, 1998.

11  Special Meeting of Partners
  ------------------------------------------------------------------------------
     On December 12, 1997, a special meeting of the partners of Eaton Vance Municipal Bond Fund, L.P. was held for the purpose of voting on the matters listed below. On October 27, 1997, the record date of the meeting, the Fund had 8,582,837 shares outstanding and had 5,215,713 shares represented at the December 12, 1997 meeting.

     Item 1. To approve the Agreement and Plan of Reorganization set forth as Exhibit A to the Proxy Statement dated October 22, 1997.

     Item 2. To approve the revision of certain of the Fund's fundamental investment restrictions as follows:

     2A. Amend Restriction (1) concerning investing in any one issuer. 2B. Amend Restriction (2) concerning borrowing.
     2C. Eliminate Restriction (3) concerning pledging.
     2D. Amend Restriction (4) concerning purchases on margin.
     2E. Reclassify and amend Restriction (5) concerning short sales. 2F. Amend Restriction (6) concerning underwriting securities.
     2G. Amend Restriction (7) concerning real estate.
     2H. Amend Restriction (9) concerning lending.
     2I. Eliminate Restriction (10) concerning joint trading.
     2J. Amend and reclassify Restriction (11) concerning investing in securities held by affiliates.

Eaton Vance Municipal Bond Fund as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT`D


     2K. Eliminate Restriction (12) concerning investing in investment companies.
     2L. Eliminate Restriction (13) concerning unseasoned issuers.
     2M. Reclassify and amend Restriction (14) concerning investing in restricted securities.
     2N. Eliminate Restriction (15) concerning concentration.

     The results of the vote on the proposals were as follows:

     Proposal                         1               2A               2B
     ---------------------------------------------------------------------------
     Vote                       No. of Shares    No. of Shares    No. of Shares
     ---------------------------------------------------------------------------
      Affirmative                   4,941,649        4,815,845        4,673,615

      Against                          94,940          180,377          304,140

      Abstain                         179,125          219,492          237,959
     ---------------------------------------------------------------------------
      Total                         5,215,714        5,215,714        5,215,714
     ---------------------------------------------------------------------------

     Proposal                         2C              2D               2E
     ---------------------------------------------------------------------------
     Vote                       No. of Shares    No. of Shares    No. of Shares
     ---------------------------------------------------------------------------
      Affirmative                   4,710,169        4,633,363        4,681,189

      Against                         268,197          356,067          295,284

      Abstain                         237,348          226,284          239,241
     ---------------------------------------------------------------------------
      Total                         5,215,714        5,215,714        5,215,714
     ---------------------------------------------------------------------------

     Proposal                         2F              2G               2H
     ---------------------------------------------------------------------------
     Vote                       No. of Shares    No. of Shares    No. of Shares
     ---------------------------------------------------------------------------
      Affirmative                   4,729,508        4,767,653        4,696,155

      Against                         265,919          208,398          260,370

      Abstain                         220,287          239,663          259,189
     ---------------------------------------------------------------------------
      Total                         5,215,714        5,215,714        5,215,714
     ---------------------------------------------------------------------------

     Proposal                         2I              2J               2K
     ---------------------------------------------------------------------------
     Vote                       No. of Shares    No. of Shares    No. of Shares
     ---------------------------------------------------------------------------
      Affirmative
                                    4,736,427        4,798,579        4,783,975
      Against
                                      179,059          175,792          189,761

      Abstain                         300,228          241,343          241,978
     ---------------------------------------------------------------------------
      Total                         5,215,714        5,215,714        5,215,714
     ---------------------------------------------------------------------------

     Proposal                         2L              2M               2N
     ---------------------------------------------------------------------------
     Vote                       No. of Shares    No. of Shares    No. of Shares
     ---------------------------------------------------------------------------
      Affirmative                   4,781,429        4,802,728        4,800,641

      Against                         205,404          163,649          186,558

      Abstain                         228,881          249,337          228,515
     ---------------------------------------------------------------------------
      Total                         5,215,714        5,215,714        5,215,714
     ---------------------------------------------------------------------------


12   Transfer of Net Assets
   -----------------------------------------------------------------------------

     On January 1, 1998, Eaton Vance Municipal Bond Fund, L.P. transferred substantially all of its assets and liabilities to Eaton Vance Municipal Bond Fund pursuant to a Plan of Reorganization dated December 12, 1997. In accordance with the agreement, Eaton Vance Municipal Bond Fund, L.P., at the closing, issued 8,521,164 Class I shares of the Fund, having an aggregate value of $92,375,383. As a result, the Fund issued one Class I share for each share of Eaton Vance Municipal Bond Fund, L.P. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The Eaton Vance Municipal Bond Fund, L.P.'s net assets at the date of the transaction were $92,375,383, including $11,950,946 of unrealized appreciation.


13   Name Change
   ----------------------------------------------------------------------------
     Effective January 1, 1998, Eaton Vance Municipal Bond Fund, L.P. changed its name to Eaton Vance Municipal Bond Fund.

Eaton Vance Municipal Bond Fund  as of June 30, 1998

INVESTMENT MANAGEMENT


Eaton Vance Municipal Bond Fund


Officers

M. Dozier Gardner
President and Trustee

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President and
Portfolio Manager

Robert B. MacIntosh
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer, United Asset Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

Investment Adviser
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

Transfer Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123






Eaton Vance
Municipal Bond Fund
24 Federal Street
Boston, MA 02110


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This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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                                                                      MBSRC-8/98